Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Guggenheim Variable Funds Trust
Entity Central Index Key	0000217087
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Variable Annuity, Series E
Shareholder Report [Line Items]
Fund Name	Series E (Total Return Bond Series)
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Series E (Total Return Bond Series) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$46	0.90%[2]

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund (Series E (Total Return Bond Series)) returned 4.27%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 4.02% for the same period.

What factors materially affected the fund's performance over the last six months?

Positive contributors to relative returns include the fund's carry, or income, advantage, active duration positioning, and security selection. The fund's overweight duration positioning, particularly concentrated at the 5-10 year segment of the yield curve, where interest rates fell by 30 to 60 basis points over the reporting period, enhanced relative performance. Additionally, positive security selection within high yield corporates, investment-grade corporates, and bank loans contributed to relative performance. Credit positioning detracted from both absolute and relative returns, as spreads widened amid volatility associated with the uncertainty of the impact of evolving U.S. trade policy.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Series E (Total Return Bond Series)	4.27%	7.20%	0.27%	2.81%
Bloomberg U.S. Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 173,632,162
Holdings Count | shares	583
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$173,632,162
Total Number of Portfolio Holdings	583
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 6.30.25
Credit Quality	% of Net Assets
AAA	13.0%
AA	32.2%
A	12.3%
BBB	13.4%
BB	2.8%
B	1.2%
CCC	1.0%
CC	0.4%
C	0.1%
NR3	1.7%
Other Instruments	21.9%
10 Largest Holdings[4] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Variable Insurance Strategy Fund III	21.0%
Uniform MBS 30 Year, 5.00% due 09/01/25	4.8%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 01/15/35	3.0%
Uniform MBS 30 Year, 5.50% due 09/01/25	2.7%
Uniform MBS 30 Year, 3.00% due 09/01/25	2.6%
U.S. Treasury Bonds due 05/15/51	2.1%
Uniform MBS 15 Year, 5.00% due 09/01/25	1.9%
U.S. Treasury Notes, 4.13% due 05/31/32	1.9%
Uniform MBS 30 Year, 5.00% due 08/01/25	1.7%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.4%
Top 10 Total	43.1%

*	Less than 0.01%
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.
[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Variable Insurance Strategy Fund III	21.0%
Uniform MBS 30 Year, 5.00% due 09/01/25	4.8%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 01/15/35	3.0%
Uniform MBS 30 Year, 5.50% due 09/01/25	2.7%
Uniform MBS 30 Year, 3.00% due 09/01/25	2.6%
U.S. Treasury Bonds due 05/15/51	2.1%
Uniform MBS 15 Year, 5.00% due 09/01/25	1.9%
U.S. Treasury Notes, 4.13% due 05/31/32	1.9%
Uniform MBS 30 Year, 5.00% due 08/01/25	1.7%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.4%
Top 10 Total	43.1%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Variable Annuity, Series F
Shareholder Report [Line Items]
Fund Name	Series F (Floating Rate Strategies Series)
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Series F (Floating Rate Strategies Series) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$58	1.15%[2]

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund (Series F (Floating Rate Strategies Series)) returned 2.05%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 4.02% for the same period and underperforming the fund's secondary index, the S&P UBS Leveraged Loan Index, which returned 2.96% for the same period.

What factors materially affected the fund's performance over the last six months?

Relative performance of the fund compared to the secondary index continues to be impacted by idiosyncratic credit issues in the consumer non-cyclical and consumer cyclical sectors. The mark down of equity received as a result of restructurings also hurt performance. Credit selection in the single-B category broadly, and in the communications sector, contributed to relative performance.

Absolute performance continues to be driven by the high floating-rate coupon in the bank loan asset class and continued spread tightening. Absolute returns were somewhat compressed during the period given the tariff-related headlines and corresponding volatility in the asset class during March and April.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Series F (Floating Rate Strategies Series)	2.05%	5.68%	5.43%	3.76%
Bloomberg U.S. Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%
S&P UBS Leveraged Loan Index	2.96%	7.50%	7.39%	5.14%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 51,523,602
Holdings Count | shares	256
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$51,523,602
Total Number of Portfolio Holdings	256
Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 6.30.25
Credit Quality	% of Net Assets
BBB	9.6%
BB	30.8%
B	41.9%
CCC	3.7%
NR3	0.7%
Other Instruments	13.3%
10 Largest Holdings[4] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Floating Rate Strategies Fund — Class R6	4.3%
Grifols Worldwide Operations USA, Inc., 6.48%	1.0%
Ascend Learning, LLC, 7.33%	1.0%
Culligan, 7.32%	1.0%
Calpine Construction Finance Company, LP, 6.33%	1.0%
Burlington Coat Factory Warehouse Corp., 6.08%	1.0%
Restaurant Brands, 6.08%	1.0%
GIP Pilot Acquisition Partners LP, 6.28%	1.0%
Park River Holdings, Inc., 7.80%	1.0%
DCert Buyer, Inc., 8.33%	0.9%
Top 10 Total	13.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.
[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Floating Rate Strategies Fund — Class R6	4.3%
Grifols Worldwide Operations USA, Inc., 6.48%	1.0%
Ascend Learning, LLC, 7.33%	1.0%
Culligan, 7.32%	1.0%
Calpine Construction Finance Company, LP, 6.33%	1.0%
Burlington Coat Factory Warehouse Corp., 6.08%	1.0%
Restaurant Brands, 6.08%	1.0%
GIP Pilot Acquisition Partners LP, 6.28%	1.0%
Park River Holdings, Inc., 7.80%	1.0%
DCert Buyer, Inc., 8.33%	0.9%
Top 10 Total	13.2%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Variable Annuity, Series P
Shareholder Report [Line Items]
Fund Name	Series P (High Yield Series)
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Series P (High Yield Series) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$53	1.05%[2]

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund (Series P (High Yield Series)) returned 4.15%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 4.02% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 4.57% for the same period.

What factors materially affected the fund's performance over the last six months?

Overall, the high yield market moved higher over the first half of the year even as trade tensions escalated. The primary contributor to the fund's performance was strong credit selection in energy and consumer cyclicals, and the primary detractor was weaker performance by bank loan exposures.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Series P (High Yield Series)	4.15%	9.46%	5.87%	4.48%
Bloomberg U.S. Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%
Bloomberg U.S. Corporate High Yield Index	4.57%	10.28%	5.97%	5.38%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 31,089,338
Holdings Count | shares	297
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$31,089,338
Total Number of Portfolio Holdings	297
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 6.30.25
Credit Quality	% of Net Assets
BBB	5.2%
BB	45.8%
B	34.8%
CCC	7.2%
NR3	1.2%
Other Instruments	5.8%
10 Largest Holdings[4] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
GrafTech Finance, Inc., 4.63%	1.0%
CPI CG, Inc., 10.00%	0.9%
Trinity Industries, Inc., 7.75%	0.9%
Enviri Corp., 5.75%	0.9%
Great Lakes Dredge & Dock Corp., 5.25%	0.9%
Jefferies Finance LLC / JFIN Company-Issuer Corp., 5.00%	0.8%
AMC Networks, Inc., 4.25%	0.8%
Jones Deslauriers Insurance Management, Inc., 10.50%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp., 5.00%	0.8%
Top 10 Total	8.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.
[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
GrafTech Finance, Inc., 4.63%	1.0%
CPI CG, Inc., 10.00%	0.9%
Trinity Industries, Inc., 7.75%	0.9%
Enviri Corp., 5.75%	0.9%
Great Lakes Dredge & Dock Corp., 5.25%	0.9%
Jefferies Finance LLC / JFIN Company-Issuer Corp., 5.00%	0.8%
AMC Networks, Inc., 4.25%	0.8%
Jones Deslauriers Insurance Management, Inc., 10.50%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp., 5.00%	0.8%
Top 10 Total	8.6%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.